Lease Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Lease Liabilities

33.	LEASE LIABILITIES (2018: FINANCE LEASE LIABILITIES)
	Balance at the beginning of the year	88.6	—
	Leases recognised on adoption of IFRS 16 (refer note 41)	209.6	—
	Additions during the year (2018: finance lease additions) 1	67.3	96.2
	Remeasurements of leases during the year 2	5.9	—
	Interest expense	18.6	0.2
	Repayments	(56.9)	(2.5)
	Translation adjustment	(0.2)	(5.3)

	Balance at the end of the year	332.9	88.6
	Current portion of lease liability	(45.2)	(8.5)

	Non-current portion of lease liability	287.7	80.1

	Lease liabilities are payable as follows:
	Future minimum lease payments
	- within one year	63.9	11.6
	- later than one and not later than five years	178.2	41.5
	- later than five years	205.3	58.4

	Total	447.4	111.5

	Interest
	- within one year	18.7	3.1
	- later than one and not later than five years	55.2	11.5
	- later than five years	40.6	8.3

	Total	114.5	22.9

	Present value of minimum lease payments
	- within one year	45.2	8.5
	- later than one and not later than five years	123.0	30.0
	- later than five years	164.7	50.1

	Total	332.9	88.6

1	The additions in 2019 relate mainly to the gas fired power plant and solar farm portion of the power purchase agreement at Agnew (2018: Power purchase agreement at Gruyere).
2	The remeasurements relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index (“CPI”).